Categories of Financial Instruments - Financial Assets by Category (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Long-term investment securities	₩ 1,679,384	₩ 1,410,736
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	₩ 1,398,734	₩ 1,189,597